March 31, 2013



Volumetric Fund, Inc.
A No-Load Mutual Fund
----------------------                                           1
First Quarter
Report 2013
















               Volumetric Fund, Inc.

                     (Logo)













To our shareholders:


    We are pleased to report that Volumetric Fund's net asset value, NAV, advanced 10.4% in the first quarter of 2013, our best quarterly performance since the fourth quarter of 2010. The stock market has also posted its best quarterly return since 2009. The Standard & Poor 500 Index advanced 10.0%. Our NAV now stands at $19.06, up $1.80 from $17.26 since the beginning of the year. Please also note, as the table below indicates, we have significantly outperformed the market indices since we introduced the 'Volume & Range' system on September 1, 2000.

    		         First Quarter      Since
    		       	      2013  	   9/1/2000*

    Volumetric Fund	      +10.4%	    +66.8%
    S&P 500 Index             +10.0	    + 3.2
    NYSE Index	              + 7.9	    +27.3
    Dow-Jones 	              +11.2   	    +29.7
    NASDAQ Comp.	      + 8.2	    -22.8
           *Introduction of 'Volume and Range' system

    The Volumetric Index, which measures the value of a hypothetical investment of $10,000 in the Volumetric Fund since its inception on January 1, 1979, climbed to $223,969 on March 29, an all-time record high. This is equivalent to a 9.5% compounded growth rate since the Fund's inception.

    PORTFOLIO REVIEW

    At the end of the first quarter, the Fund had 77 securities in its portfolio. Our average stock was up 29.0%. Volumetric Fund's portfolio contains 74 gainers and only 3 minor losers. Our cash position, as of March 31, was 12.7%. Currently our best percentage gainer was Tesoro Corporation with a 148% gain. Worst performer was Alcoa with an 8% loss.

    During the first quarter, we purchased 10 stocks and sold 9, as indicated below:

	Purchases: Baker Hughes, Big Lots, Greenbrier, CACI International, Cypress Semi- conductor, Devon Energy, Hewlett-Packard, McGraw-Hill, Procter & Gamble and Rent-a-Center.


    Sales:  Caterpillar, CH Robinson, Citrix Systems, Expeditions
International, Metlife, Quest Diagnostics, Telephone and Data Systems, US Steel and, Wolverine World Wide.

    Currently, our ten best performing stocks are the following:



                TOP TEN COMMON STOCK HOLDINGS*
                ------------------------------
                     (as of 3/31/2013)

                            % of Gain  % of Total


Tesoro	                        147.9%	   2.39%
Eastman Chemical           	123.1	    1.76
Ball Corporation             	 88.7	    1.45
Ansys	                         83.6       1.10
Cytec	                         76.8	    0.86
Pfizer	                         76.4	    1.44
MDC Holdings	                 71.3	    1.59
Disney, Walt	                 67.2	    1.50
Church and Dwight          	 64.4	    1.18
Avery Dennison	                 58.7	    1.44

  *Indices and Exchange traded funds (ETFs) are not included


ANNUAL MEETING

	The annual meeting of shareholders will be held at 8 p.m., Wednesday, June 20, 2013, at the Holiday Inn, 329 Route 303, Orangeburg, New York. Invitations and proxy statements will be sent to our shareholders in May. Shareholders of record at the close of business on April 12, 2013 are entitled to receive proxy material and an invitation to attend the meeting.

    At the meeting, as described in the Proxy Statement, you will be asked to elect nine directors and ratify the appointment of BBD, LLP, as an independent registered public accounting firm of the Fund for calendar year 2013. We will also review the Volumetric's year-to-date performance.



PRIVACY POLICY

    According to federal law and regulations, financial institutions, including mutual funds, are required to disclose their privacy policy to
their clients and shareholders   annually. To meet this requirement, our
fund's privacy policy is described in the following paragraphs.

    Volumetric Fund and its affiliate Volumetric Advisers, Inc. work hard to maintain the highest standard of confidentiality and to respect the privacy of its shareholders and clients. The non-public personal information collected about you comes primarily from the account applications or other forms you submit to Volumetric Fund, Inc.

    We do not market or disclose information about you to anyone, except as permitted by law. For example, this may include disclosing information according to your express consent to fulfill your instructions, such as in a mortgage application, or to comply with applicable laws and regulations.

    We limit information about you to those of our employees who are involved in servicing your account. We maintain physical, electronic, and procedural safeguards that are designed to comply with federal standards to guard the information. If our relationship ends, we will continue to treat the information as described in this Privacy Policy notice.


UPDATE AND OUTLOOK

	    The first week in April has started out poorly for the market. Despite the relatively weak opening, we remain optimistic for 2013 for the following reasons:

    1) We expect a gradual improvement in the economy and unemployment.

    2) According to the Federal Reserve's projections, interest rates will remain very low at least through 2013. Low interest rates make stocks more attractive relative to bonds and low interest money market investments.

    3) Relatively poor Aprils often are followed by good gains during the rest of the year.

    We appreciate your continued support. In case you wish to add to your account, please enclose your check or money order in the prepaid envelope we sent you with the proxy. As you know, you can follow our NAV daily on our website: www.volumetric.com. Also, you may type in our ticker symbol, VOLMX, on any stock market website.

    We hope to see many of you at our annual meeting on June 20th. Please do not hesitate to call us, if you have any questions.


April 9, 2013


       Sincerely,





/s/ Gabriel J. Gibs	          /s/ Irene J. Zawitkowski

Gabriel J. Gibs	        	   Irene J. Zawitkowski
Chairman & CEO		           President









	      VOLUMETRIC FUND, INC.
	     STATEMENT OF NET ASSETS
	       March 31, 2013

Equities: 	87.3%
SHARES	COMPANY	                                VALUE
 	Aerospace/Defense: 4.5%
 4,100	Alliant Techsystems Inc.	       $297,127
 2,800	Boeing Co.	                        240,324
10,000	Flir Systems, Inc.	                260,100
 3,300	General Dynamics Corp. 	                232,683
                                             -----------
		                              1,030,234
                                             -----------
	Auto/Auto Parts: 1.1%
 2,400	O'Reilly Automotive Inc.*	        245,854
                                             -----------
	Banks: 1.1%
 9,200	Bank of New York Mellon	                257,508
                                             -----------
	Building/Construction: 1.6%
10,000	MDC Holdings	                        366,500
                                             -----------
 	Business Services: 4.1%
 7,400	ABM Industries	                        164,576
 3,900	CACI International	                225,693
11,000	Miller, Herman	                        304,370
 7,200	Paychex Inc.	                        252,432
                                             -----------
		                                947,071
                                             -----------
 	Chemicals: 6.9%
 2,685	Cytec Industries	                198,905
 4,600	Dupont	                                226,136
 5,800	Eastman Chemical Co.	                405,246
 4,200	Mosaic Co.	                        250,362
12,600	OM Group, Inc.*	                        295,848
 5,600	Sensient Technologies Corp.	        219,016
                                             -----------
 		                              1,595,513
                                             -----------
	Communications: 1.0%
 5,000	Harris Corp.	                        231,700
                                             -----------
	Computers Hardware: 1.4%
14,000	Hewlett-Packard	                        330,760
                                             -----------
	Computers/Software: 1.1%
 3,100	Ansys, Inc.*	                        252,402
                                             -----------
	Consumer Products: 2.1%
 4,200	Church & Dwight Co, 	                271,446
 2,900	Procter & Gamble	                223,474
                                             -----------
		                                494,920
                                             -----------
	Drugs: 4.6%
 3,100	Johnson & Johnson	                252,743
 5,098	Merck & Co. 	                        225,332
 9,000	Mylan Inc.*	                        260,595
11,500	Pfizer Inc.	                        331,890
                                             -----------
		                              1,070,560
                                             -----------
	Electrical/Semiconductor: 4.1%
16,000	Corning 	                        213,280
20,000	Cypress Semiconductor	                220,600
 5,600	Harman International	                249,928
 9,294	NCR Corp.*	                        256,143
                                             -----------
		                                939,951
                                             -----------
`	Foods/Beverage: 5.9%
 6,800	Coca-Cola Co.	                        274,992
 5,300	General Mills	                        261,343
 5,300	Molson Coors Brewing	                259,281
 6,800	Sysco Corp. 	                        239,156
13,000	Tyson Foods Inc., Class A	        322,660
                                             -----------
		                              1,357,432
                                             -----------
	Forest Products: 4.7%
 7,700	Avery Dennison	                        331,639
 4,600	Bemis	                                185,626
 2,500	Kimberly Clark	                        244,950
13,000	Sealed Air Corp.	                313,300
                                             -----------
		                              1,075,515
                                             -----------
 	Indexes: 1.4%
 2,000	SPDR S&P 500 Trust ETF	                313,340
                                             -----------
	Insurance: 1.1%
10,000	Hartford Financial	                258,190
                                             -----------
	Internet: 1.3%
13,000	Yahoo Inc.*	                        305,877
                                             -----------

	*  Non-income producing security


SHARES	COMPANY	VALUE
	Leisure: 3.5%
 6,100 	Disney, Walt	                       $346,480
14,000 	Electronic Arts*	                247,800
13,500 	International Game Technology	        222,750
                                             -----------
		                                817,030
                                             -----------
`	Machinery: 4.0%
 7,000 	Ball Corporation	                333,060
 2,553 	Briggs & Stratton	                 63,314
 5,500 	Ingersoll Rand	                        302,555
 3,700 	Joy Global	                        220,150
                                             -----------
   	 	                                919,079
                                             -----------
	Materials/Metals: 2.2%
20,000 	Alcoa	                                170,400
 8,483 	Owens Corning*	                        334,485
                                             -----------
		                                504,885
                                             -----------
	Medical/Health : 4.3%
 5,300 	AmerisourceBergen	                272,685
 5,500 	Cardinal Health	                        228,910
 2,500 	Laboratory Corp. of America*	        225,500
 6,700 	Patterson Co. 	                        254,868
                                             -----------
		                                981,963
                                             -----------
   	Misc./Diversified: 5.7%
 8,400 	Actuant Corp, Class A	                257,208
10,300 	ITT Corp.	                        292,829
 6,300 	Rent-a-Center	                        232,722
 7,800 	Republic Services	                257,400
 5,900 	URS Corp.	                        279,719
                                             -----------
		                              1,319,878
                                             -----------
 	Oil/Energy: 4.2%
 4,800	Baker Hughes 	                        222,672
 3,600	Devon Enegy	                        203,112
 9,400	Tesoro Corp.	                        550,370
                                             -----------
		                                976,154
                                             -----------
	Publishing: 1.9%
 4,600	McGraw-Hill	                        239,568
 6,000	Meredith Publishing Corp. 	        229,560
                                             -----------
		                                469,128
                                             -----------
	Restaurants: 2.0%
 2,400	McDonalds Corp.	                        239,256
                                             -----------
	Retail: 5.1%
16,000	Aeropostale Inc.*	                217,600
 6,700	Big Lots	                        236,309
 5,200	Dollar Tree Inc.*	                251,836
 8,000	Guess' Inc.	                        198,640
 3,700	Wal-Mart Stores Inc. 	                276,871
                                             -----------
		                              1,181,256
                                             -----------
	Shoes: 1.5%
 6,200	Deckers Outdoor*	                345,278
                                             -----------
	Transportation/Shipping: 1.2%
12,000	Greenbrier	                        272,520
                                             -----------
	Utilities: 4.4%
 6,300	Atmos Energy Corp.	                268,947
 3,900	OGE Energy Corp. 	                272,922
 6,600	Piedmont Natural Gas Co.	        217,808
 6,000	Wisconsin Energy	                257,340
                                             -----------
		                              1,017,017
                                             -----------
TOTAL EQUITIES:
(COST:	$15,759,592)	                     20,119,000
                                             -----------
CASH EQUIVALENTS/RECEIVABLES: 12.7%
   Cash		                                107,125
   JP Morgan Chase Interest Bearing Dep Acct  2,998,696
   Dividends and interest receivable		 28,354
                                             -----------
TOTAL CASH EQUIVALENTS/ RECEIVABLES	      3,134,175
                                             -----------
TOTAL ASSETS		                     23,253,175
   Less payables:		               (216,927)
                                             -----------
NET ASSETS: 100.0%		            $23,036,248
                                            ============
VOLUMETRIC SHARES OUTSTANDING		      1,208,742
                                             -----------
NET ASSET VALUE PER SHARE		         $19.06
                                             -----------

	 See notes to financial statements









Volumetric Fund, Inc.
---------------------
87 Violet Drive
Pearl River, New York 10965
Tel: 845-623-7637
800-541-FUND
Ticker: VOLMX
www.volumetric.com

Investment Adviser and
Transfer Agent
-----------------------
Volumetric Advisers, Inc.
Pearl River, New York

Custodian
---------
J.P. Morgan Chase
New York, New York

Independent Registered Public
Accounting Firm
------------------------------
BBD, LLP
Philadelphia, Pennsylvania

Board of Directors
------------------
William P. Behrens
Gabriel J. Gibs, Chairman
Josef  Haupl
Alexandre M. Olbrecht, Dr.
Stephen Samitt
Allan A. Samuels
David L. Seidenberg
Raymond W. Sheridan
Irene J. Zawitkowski


Officers
--------
Gabriel J. Gibs
    Chief Executive Officer, Portfolio Co-Manager
Irene J. Zawitkowski
    President, Portfolio Co-Manager
Jeffrey M. Gibs
    Vice President, Chief Compliance Officer